Share-Based Compensation Plans - Schedule of Number of Stock Options Outstanding and their Weighted Average Exercise price (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Time Vesting Option Plans [Member]
Schedule of Number of Stock Options Outstanding and their Weighted Average Exercise price [Line Items]
Number of options Outstanding, Beginning balance (in Shares) | shares	199,634	793,667
Weighted average exercise price Outstanding, Beginning balance (in Dollars per share) | $ / shares	$ 38.76	$ 50.3
Number of options, Exercised		(1,000)
Number of options, Expired	(144,938)	(579,459)
Number of options, Forfeited	(2,068)	(13,574)
Number of options Outstanding, Ending Balance (in Shares) | shares	52,628	199,634
Weighted average exercise price Outstanding , Ending Balance (in Dollars per share) | $ / shares	$ 70.83	$ 38.76
Performance Vesting Option Plans [Member]
Schedule of Number of Stock Options Outstanding and their Weighted Average Exercise price [Line Items]
Number of options Outstanding, Beginning balance (in Shares) | shares	803,265	285,149
Weighted average exercise price Outstanding, Beginning balance (in Dollars per share) | $ / shares	$ 13.38	$ 16.64
Number of options, Exercised	(30,087)
Number of options, Forfeited		(32,403)
Number of options, Granted		550,519
Number of options Outstanding, Ending Balance (in Shares) | shares	773,178	803,265
Weighted average exercise price Outstanding , Ending Balance (in Dollars per share) | $ / shares	$ 13.35	$ 13.38